LONG-TERM INVESTMENTS (Details) - USD ($)		Feb. 29, 2016		Dec. 31, 2015	Feb. 28, 2015		Oct. 31, 2014
Schedule of Investments [Line Items]
Fair value option investments	[1]	$ 10,523,000			$ 9,282,000
Available-for-sale Securities	[1]	188,790,669			55,252,420
Total		274,356,960			97,359,075
Phoenix E-Learning Corporation [Member]
Schedule of Investments [Line Items]
Equity method investments		29,742,696	[2]	$ 30,000,000	0	[2]
Minerva Project Inc [Member]
Schedule of Investments [Line Items]
Cost method investments		18,000,003	[3]		18,000,003	[3]	$ 18,000,003
Other Cost Method Investments [Member]
Schedule of Investments [Line Items]
Cost method investments		9,900,429			2,899,991
Online Community Service Company [Member]
Schedule of Investments [Line Items]
Equity method investments	[4]	0			6,143,722
Other Equity Method Investments [Member]
Schedule of Investments [Line Items]
Equity method investments	[5]	$ 17,400,163			$ 5,780,939

[1]	Please refer to Note 13(a) fair value option investments and available-for-sale investments for details.
[2]	In December 2015, the Group invested $30,000,000 to acquire 32% equity interest of Phoenix E-Learning Corporation, which operates zxxk.com, an online educational platform serving the public school system in China. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. The Group accounts for its investment in Phoenix E-Learning Corporation on a one quarter lag basis as the financial statements of this investee cannot be made available within a reasonable time period.
[3]	In October 2014, the Group acquired certain equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 29, 2016, no impairment loss was recorded in regard to the investment.
[4]	In July 2014, the Group acquired 20% of equity interest of an online community service company through investment in its common shares and accounted for the investment using equity method. The Group recognized an impairment loss of $5,622,221 for the year ended February 29, 2016 after picking up losses from this investment.
[5]	During the years ended February 28, 2015 and February 29, 2016, the Group acquired minority equity interest in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are engaged in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.